Annual Product Information Notice Dated May 1, 2025
Talcott Resolution Life Insurance Company
and Talcott Resolution Life and Annuity Insurance Company
OmniSource ®
Group Flexible Premium Variable Life Insurance Policies

We no longer file a fully updated prospectus and statement of additional information (“SAI”) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.
Important Financial Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2024. The Company’s ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.
The Company’s financial statements and the Separate Account’s financial statements that are included with this Notice. In addition, the Company’s most recent financial statement information is available at https://www.talcottresolution.com/financialratings.html or requests for copies can be directed to Talcott Administration Services Company, LLC, (formerly known as Lombard International Administration Services Company, LLC). Our corporate offices are located at 1 American Row, Hartford, CT 06103.
1. Fund Data
The following is a current list of the Investment Divisions and Portfolios included in this product:

Alger Large Cap Growth Investment Division	Class I-2 of the Alger Large Cap Growth Portfolio of The Alger Portfolios

Alger Small Cap Growth Investment Division	Class I-2 of the Alger Small Cap Growth Portfolio of The Alger Portfolios

American Funds Asset Allocation Investment Division	Class 2 of the Asset Allocation FundSM of American Funds Insurance Series®

American Funds Global Growth Investment Division	Class 2 of the Global Growth FundSM of American Funds Insurance Series®

American Funds Global Small Capitalization Investment Division	Class 2 of the Global Small Capitalization FundSM of American Funds Insurance Series®

American Funds Growth Investment Division	Class 2 of the Growth FundSM of American Funds Insurance Series®

American Funds International Investment Division	Class 2 of the International FundSM of American Funds Insurance Series®

DWS Equity 500 Index Investment Division	Class VIP-A of the Deutsche DWS Equity 500 Index of the Deutsche Investments VIT Funds

DWS Small Cap Index Investment Division	Class VIP-A of the Deutsche DWS Small Cap Index of the Deutsche Investments VIT Funds

Fidelity VIP Equity-Income Investment Division (Effective July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)	Initial Class of the Equity-Income Portfolio of the Fidelity Variable Insurance Products

Fidelity VIP High Income Investment Division (Effective July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)	Initial Class of the High Income Portfolio of the Fidelity Variable Insurance Products

Fidelity VIP Government Money Market Investment Division	Initial Class of the Government Money Market Portfolio of the Fidelity Variable Insurance Products

Franklin Rising Dividends VIP Investment Division	Class 2 of the Franklin Rising Dividends VIP Fund of the Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value VIP Investment Division	Class 2 of the Franklin Small Cap Value VIP Fund of the Franklin Templeton Variable Insurance Products Trust

Franklin Small-Mid Cap Growth VIP Investment Division	Class 2 of the Franklin Small-Mid Cap Growth VIP Fund of the Franklin Templeton Variable Insurance Products Trust

Franklin Strategic Income VIP Investment Division	Class 1 of the Franklin Strategic Income VIP Fund of the Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Shares VIP Investment Division	Class 2 of the Franklin Mutual Shares VIP Fund of the Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Investment Division	Class 2 of the Templeton Foreign VIP Fund of the Franklin Templeton Variable Insurance Products Trust

Templeton Growth VIP Investment Division	Class 2 of the Templeton Growth VIP Fund of the Franklin Templeton Variable Insurance Products Trust

Hartford Balanced HLS Investment Division	Class IA of Hartford Balanced HLS Fund

Hartford Capital Appreciation Investment Division	Class IA of Hartford Capital Appreciation HLS Fund

Hartford Ultrashort Bond Investment Division	Class IA of Hartford Ultrashort Bond HLS Fund

Hartford Stock Investment Division	Class IA of Hartford Stock HLS Fund

Hartford Total Return Bond Investment Division	Class IA of Hartford Total Return Bond HLS Fund

Hartford Dividend & Growth Investment Division	Class IA of Dividend & Growth Investment

Invesco V.I. Global Core Equity Investment Division (Effective July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)	Series I of the Invesco V.I. Global Core Equity Fund

Invesco V.I. High Yield Investment Division	Series I of the Invesco V.I. High Yield Fund

Janus Henderson Balanced Investment Division	Service Shares of the Balanced Portfolio of the Janus Henderson Series

Janus Henderson Enterprise Investment Division	Service Shares of the Enterprise Portfolio of the Janus Henderson Series

Janus Henderson Flexible Bond Investment Division	Service Shares of the Flexible Bond Portfolio of the Janus Henderson Series

Janus Henderson Global Research Investment Division	Service Shares of the Global Research Portfolio of the Janus Henderson Series

Janus Henderson Overseas Investment Division	Service Shares of the Overseas Portfolio of the Janus Henderson Series

LVIP JPMorgan Core Bond Investment Division	Standard Class Shares of the LVIP JPMorgan Core Bond Portfolio

LVIP JPMorgan Small Cap Core Investment Division	Standard Class Shares of the LVIP JPMorgan Small Cap Core Portfolio

LVIP JPMorgan U.S. Equity Investment Division	Standard Class Shares of the LVIP JPMorgan U.S. Equity Portfolio

MFS® Growth Investment Division	Initial Class of the MFS® Growth Series of the MFS® Variable Insurance Trust

MFS® High Yield Investment Division	Initial Class of the MFS® High Yield Portfolio of the MFS® Variable Insurance Trust II

MFS® Investors Trust Investment Division	Initial Class of the MFS® Investors Trust Series of the MFS® Variable Insurance Trust

MFS® New Discovery Investment Division	Initial Class of the MFS® New Discovery Series of the MFS® Variable Insurance Trust

Morgan Stanley VIF Emerging Markets Equity Investment Division	Class I of the Emerging Markets Equity Portfolio of The Variable Insurance Fund, Inc.

Morgan Stanley VIF Discovery Investment Division	Class 1 of the Discovery Portfolio of The Variable Insurance Fund, Inc.

Neuberger Berman AMT Mid Cap Growth Investment Division (Effective July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)	I Class Shares of the Mid Cap Growth Portfolio of the Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Sustainable Equity Investment Division	I Class Shares of the AMT Sustainable Equity Portfolio of Neuberger Berman Advisers Management Trust

The following amends the “Annual Fund Operating Expenses” section of the Fee Tables portion of your prospectus:
Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund’s prospectus.
The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2024:

	Minimum	Maximum
Annual Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.25%	1.41%
Refer to the attached updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2.    Fees We Receive from Funds and Related Parties
The following updates “The Funds” section of the About Us portion of your prospectus:
For the fiscal year ended December 31, 2024, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities), did not exceed: $200,000 (excluding indirect benefits received by offering HLS Funds as investment options).

3.    Legal Matters
The following amends the Legal Matters section of your prospectus:
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Separate Account, the ability of the Principal Underwriter to perform its contract with the Separate Account, or the ability of the Company to meet its obligations under the Contracts.
4.    The Company
The following amends "The Company" section of your prospectus:
Talcott Resolution Life Insurance Company is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life Insurance Company to Talcott Resolution Life Insurance Company.
Talcott Resolution Life and Annuity Insurance Company is a stock life insurance company originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently re-domiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. In June 2018, the Company changed its name from Hartford Life and Annuity Insurance Company to Talcott Resolution Life and Annuity Insurance Company. (Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company are collectively known as “Talcott Resolution” for purposes of this section).
Our corporate offices are located at 1 American Row, Hartford, CT 06103.
Additionally, effective April 14, 2022, the administrator of your contract, Lombard International Administrative Services Company, LLC (“LIASC”) changed its name to Talcott Administrative Services Company (“TASC”). TASC will continue to administer your Contract. Talcott Resolution remains responsible for paying all contractual guarantees and General Account liabilities under your Contract subject to its financial strength and claims paying ability. The terms, features and benefits of your Contract will NOT change as a result of the sale. Talcott Resolution Distribution Company remains the principal underwriter for the Contracts.
5. Cybersecurity
The Cybersecurity section of your prospectus is deleted in its entirety and replaced with the following:
Cybersecurity and Disruptions to Business Operations
Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
6.    Premiums
You may send premium payments to us by means of the following methods:
By Mail
•Make your check payable to: Talcott Resolution

•Note your Policy/Certificate number on the check and cover letter.
•Mail your check to:
Attn: Document Controls Services
Talcott Resolution-(Private Placement Life Insurance)
1 American Row
Hartford, CT 06103
By Wire
You may also arrange to pay your premium by wire by calling:
•Talcott Administration Services Company, LLC* at 1-800-791-0600.
*Talcott Administration Services Company, LLC (“TASC”) is the Third Party Administrator (“TPA”) for certain insurance policies issued by Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (“Talcott Resolution”) pursuant to an Administrative Services Agreement.

Additional Information and Contacting Talcott Resolution
In addition to this Notice, you will continue to receive Talcott Resolution company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the https://reportal.talcottresolution.com website; otherwise, for policy information or assistance with the Reportal website, please contact our customer service representatives at Talcott Administration Services Company, LLC via telephone at 860-791-0600 or via mail at Talcott Administration Services Company, LLC, 1 American Row, Hartford, CT 06103.